Document and Entity Information	Apr. 04, 2019
Prospectus:
Document Type	497
Document Period End Date	Apr. 04, 2019
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	Apr. 04, 2019
Document Effective Date	Apr. 04, 2019
Prospectus Date	Oct. 31, 2018
Brown Advisory Strategic Bond Fund | Institutional Shares
Prospectus:
Trading Symbol	BIABX
Brown Advisory Strategic Bond Fund | Investor Shares
Prospectus:
Trading Symbol	BATBX